T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 14,364
Republic of Albania, 5.90%, 6/9/28 (EUR)  180,000 204
Total Albania (Cost $13,676) 14,568
ANGOLA 1.8%
Government Bonds 1.8%
Republic of Angola, 8.00%, 11/26/29 (USD)  16,725,000 14,868
Republic of Angola, 8.25%, 5/9/28 (USD)  26,189,000 24,440
Republic of Angola, 8.75%, 4/14/32 (USD)  36,365,000 31,341
Republic of Angola, 9.125%, 11/26/49 (USD)  16,600,000 12,825
Republic of Angola, 9.375%, 5/8/48 (USD)  6,060,000 4,800
Republic of Angola, 9.50%, 11/12/25 (USD)  400,000 400
Total Angola (Cost $91,763) 88,674
ARGENTINA 2.9%
Government Bonds 2.9%
Republic of Argentina, 1.00%, 7/9/29 (USD)  55,804,500 43,388
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  37,242,480 27,280
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  47,058,705 29,521
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  63,956,238 42,217
Total Argentina (Cost $120,545) 142,406
ARMENIA 0.4%
Government Bonds 0.4%
Republic of Armenia, 6.75%, 3/12/35 (USD) (1) 20,920,000 20,167
Total Armenia (Cost $20,404) 20,167
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,396,000 13,523
Total Azerbaijan (Cost $13,404) 13,523
BAHAMAS 0.3%
Government Bonds 0.3%
Commonwealth of the Bahamas, 6.00%, 11/21/28 (USD) (1) 16,180,000 15,553
Total Bahamas (Cost $16,444) 15,553

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 0.7%
Government Bonds 0.7%
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  7,925,000 8,086
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 27,495
Total Bahrain (Cost $36,191) 35,581
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 11,438,235 11,054
Total Barbados (Cost $11,036) 11,054
BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 5.00%, 7/15/32 (USD)  13,314,000 13,121
Total Bermuda (Cost $13,234) 13,121
BRAZIL 5.4%
Corporate Bonds 2.2%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 7,780,000 8,187
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 9,060,000 9,544
Cosan Overseas, 8.25% (USD) (2) 6,515,000 6,530
CSN Resources, 8.875%, 12/5/30 (USD)  19,645,000 19,390
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  31,100,000 28,951
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 8,620,000 8,027
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,097
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 20,620,000 19,795
108,521
Government Bonds 3.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  31,475,000 4,817
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  163,832,000 23,606
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,508
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 38,113
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,235
Republic of Brazil, 6.625%, 3/15/35 (USD)  48,855,000 48,669
Republic of Brazil, 7.125%, 1/20/37 (USD)  13,275,000 13,938

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,719
159,605
Total Brazil (Cost $271,747) 268,126
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,336,000 9,633
Republic of Bulgaria, 5.00%, 3/5/37 (USD)  6,610,000 6,400
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,656
Total Bulgaria (Cost $17,647) 18,689
CHILE 2.4%
Corporate Bonds 2.3%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(3) 3,556,000 3,554
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 14,330,000 14,830
Agrosuper, 4.60%, 1/20/32 (USD) (1) 15,300,000 14,024
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,606
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,399
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,252
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,800,000 10,807
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,572
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,353
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 6,170,000 5,973
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36
(USD) (1) 6,950,000 7,237
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 8,815
Empresa de Transporte de Pasajeros Metro, 3.693%,
9/13/61 (USD) (1) 4,825,000 3,167
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 11,673
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,097
112,359
Government Bonds 0.1%
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 5,716
5,716
Total Chile (Cost $130,135) 118,075
CHINA 0.4%
Convertible Bonds 0.4%
Alibaba Group Holding, 0.50%, 6/1/31 (USD) (1) 6,550,000 9,343

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JD.com, 0.25%, 6/1/29 (USD) (1) 8,185,000 9,455
Total China (Cost $19,858) 18,798
COLOMBIA 5.1%
Corporate Bonds 0.9%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,466
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,370
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,099
Ecopetrol, 8.875%, 1/13/33 (USD)  23,480,000 24,248
43,183
Government Bonds 4.1%
Republic of Colombia, 3.125%, 4/15/31 (USD)  12,425,000 10,078
Republic of Colombia, 4.125%, 5/15/51 (USD)  22,495,000 12,814
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,675,000 4,413
Republic of Colombia, 5.00%, 6/15/45 (USD)  40,650,000 27,408
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,471
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 8,785
Republic of Colombia, 7.50%, 2/2/34 (USD)  32,425,000 32,156
Republic of Colombia, 7.75%, 11/7/36 (USD)  15,330,000 14,906
Republic of Colombia, 8.00%, 4/20/33 (USD)  41,070,000 42,275
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 12,457
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,450,000 4,431
Republic of Colombia, Series B, 7.00%, 3/26/31  91,235,300,000 17,587
203,781
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $3,644 (USD) (4)(5) † 5,034
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $2,915 (USD) (4)(5) † 3,097
8,131
Total Colombia (Cost $273,583) 255,095
COSTA RICA 0.8%
Government Bonds 0.8%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,526
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  5,920,000 6,001
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,679
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 24,596,000 25,472
Total Costa Rica (Cost $41,182) 41,678

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 3.1%
Government Bonds 3.1%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 9,403,000,000 15,285
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,750,000 8,373
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  84,615,000 75,447
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,585,000 22,490
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 15,650,000 15,246
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  470,000 458
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 12,080,000 11,594
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  6,800,000 6,545
Total Côte d'Ivoire (Cost $156,665) 155,438
DOMINICAN REPUBLIC 2.8%
Government Bonds 2.8%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,108
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 17,630,000 16,047
Dominican Republic, 4.875%, 9/23/32 (USD)  25,800,000 23,483
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,246
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 7,802
Dominican Republic, 6.60%, 6/1/36 (USD) (1) 3,590,000 3,580
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 25,521
Dominican Republic, 6.95%, 3/15/37 (USD) (1) 36,675,000 37,078
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,316
Dominican Republic, 10.50%, 3/15/37 (1) 55,500,000 898
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 321
Total Dominican Republic (Cost $138,704) 139,400
ECUADOR 1.1%
Government Bonds 1.1%
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  13,853,000 6,151
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  44,243,466 21,737
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 41,617,331 24,817
Total Ecuador (Cost $61,762) 52,705
EGYPT 3.3%
Government Bonds 3.3%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 15,154
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  5,375,000 4,427
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,293
Arab Republic of Egypt, 7.30%, 9/30/33 (USD)  10,905,000 9,022

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 6,515
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  40,171,000 38,370
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  10,341,000 8,949
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (1) 800,000 574
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 24,290,000 18,456
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  49,827,000 37,860
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 14,740,000 14,282
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1) 8,260,000 7,806
Total Egypt (Cost $173,279) 164,708
EL SALVADOR 1.8%
Government Bonds 1.8%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 241
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 936
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 128
Republic of El Salvador, 7.625%, 2/1/41 (USD)  3,753,000 3,331
Republic of El Salvador, 7.65%, 6/15/35 (USD)  27,911,000 25,894
Republic of El Salvador, 8.25%, 4/10/32 (USD)  6,176,000 6,076
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 32,045,000 33,454
Republic of El Salvador, 9.50%, 7/15/52 (USD)  10,930,000 10,944
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 5,860,000 5,885
Republic of El Salvador, 9.65%, 11/21/54 (USD)  3,340,000 3,354
Total El Salvador (Cost $79,753) 90,243
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 850,000 834
Total Gambia (Cost $850) 834
GHANA 1.1%
Corporate Bonds 0.1%
Kosmos Energy, 7.125%, 4/4/26 (USD)  700,000 690
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,950,000 3,674
4,364
Government Bonds 1.0%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (1) 350,900 307
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  15,248,420 13,339
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (1) 10,054,600 7,168
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  34,185,101 24,372
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (1) 34,800 33
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  1,512,240 1,422

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (1) 68,415 53
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  2,730,344 2,107
48,801
Total Ghana (Cost $54,749) 53,165
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,828,183 1,755
Total Grenada (Cost $1,690) 1,755
GUATEMALA 2.0%
Government Bonds 2.0%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,460
Republic of Guatemala, 4.875%, 2/13/28 (USD)  9,050,000 8,882
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 1,613,000 1,555
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 7,080,000 6,962
Republic of Guatemala, 5.375%, 4/24/32 (USD)  9,620,000 9,269
Republic of Guatemala, 6.125%, 6/1/50 (USD)  8,265,000 7,433
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 3,760,000 3,745
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 37,651,000 37,952
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 20,290,000 21,362
Total Guatemala (Cost $99,226) 98,620
INDIA 2.6%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,785
Greenko Power II, 4.30%, 12/13/28 (USD)  11,147,250 10,319
Reliance Industries, 2.875%, 1/12/32 (USD)  14,235,000 12,371
State Bank of India, 5.00%, 1/17/29 (USD)  10,740,000 10,788
37,263
Government Bonds 1.8%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,795,000 5,850
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  18,125,000 15,605
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  74,596,000 69,237
90,692
Total India (Cost $134,560) 127,955
INDONESIA 3.7%
Corporate Bonds 1.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  13,777,000 13,480

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 23,013
Pertamina Persero, 5.625%, 5/20/43 (USD)  10,696,000 9,948
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,492
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 984
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1) 400,000 297
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,600,000 9,266
61,480
Government Bonds 2.5%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  34,850,000 31,486
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 13,976
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 398
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,624
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,318
Republic of Indonesia, 4.55%, 1/11/28 (USD)  4,500,000 4,494
Republic of Indonesia, 4.625%, 4/15/43 (USD)  48,980,000 43,510
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 22,887
123,693
Total Indonesia (Cost $209,735) 185,173
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  375,000 368
Total Iraq (Cost $354) 368
JAMAICA 0.8%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 12,365,000 12,469
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,601,836 6,107
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,862,243 2,648
21,224
Government Bonds 0.4%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,703
Government of Jamaica, 8.00%, 3/15/39 (USD)  12,930,000 15,005
16,708
Total Jamaica (Cost $40,274) 37,932
JORDAN 0.9%
Government Bonds 0.9%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  7,075,000 6,542

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 28,030,000 28,097
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,639
Total Jordan (Cost $44,193) 44,278
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 1,017
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 28,115
Total Kazakhstan (Cost $30,499) 29,132
KENYA 0.1%
Government Bonds 0.1%
Republic of Kenya, 7.25%, 2/28/28 (USD)  2,600,000 2,507
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 360
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 476
Total Kenya (Cost $3,396) 3,343
KUWAIT 0.4%
Corporate Bonds 0.4%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,300,000 18,027
Total Kuwait (Cost $18,509) 18,027
LEBANON 0.1%
Government Bonds 0.1%
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (5)(6) 45,825,000 7,356
Total Lebanon (Cost $7,639) 7,356
MALAYSIA 0.9%
Government Bonds 0.9%
Government of Malaysia, Series 0318, 4.642%, 11/7/33  69,052,000 16,579
Government of Malaysia, Series 0419, 3.828%, 7/5/34  135,703,000 30,717
Total Malaysia (Cost $44,870) 47,296
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 505
Total Mauritius (Cost $471) 505

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 6.1%
Corporate Bonds 1.3%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,500,000 9,483
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 4,550,000 4,609
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 14,320,000 13,622
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 10,640,000 10,249
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,710,000 6,842
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 19,590,000 20,487
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 1,535,000 1,555
66,847
Government Bonds 4.8%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  13,925,000 13,646
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  6,670,000 5,652
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  26,430,000 25,875
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  23,679,000 16,749
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  36,303,000 36,312
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  37,283,000 38,866
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 19,456
United Mexican States, 6.35%, 2/9/35 (USD)  29,235,000 29,358
United Mexican States, 6.875%, 5/13/37 (USD)  34,610,000 35,496
United Mexican States, 7.375%, 5/13/55 (USD)  16,640,000 17,040
238,450
Total Mexico (Cost $307,526) 305,297
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (1) 520,000 529
Total Moldova (Cost $515) 529
MONGOLIA 0.0%
Government Bonds 0.0%
State of Mongolia, 4.45%, 7/7/31 (USD)  675,000 576
State of Mongolia, 6.625%, 2/25/30 (USD) (1) 685,000 673
Total Mongolia (Cost $1,255) 1,249
MONTENEGRO 0.9%
Government Bonds 0.9%
Government of Montenegro, 7.25%, 3/12/31 (USD)  4,875,000 5,003
Republic of Montenegro, 4.875%, 4/1/32 (1) 10,220,000 10,836

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 28,780,000 29,536
Total Montenegro (Cost $44,901) 45,375
MOROCCO 2.1%
Corporate Bonds 0.4%
OCP, 6.75%, 5/2/34 (USD)  8,040,000 8,274
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 11,349
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 215
19,838
Government Bonds 1.7%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 17,575,000 14,592
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  18,945,000 15,729
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  40,155,000 27,382
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 12,790,000 13,307
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  13,720,000 14,274
85,284
Total Morocco (Cost $107,973) 105,122
NIGERIA 1.3%
Government Bonds 1.3%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 754
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 462
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,449
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,265
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 303
Republic of Nigeria, 7.875%, 2/16/32 (USD)  32,565,000 29,014
Republic of Nigeria, 10.375%, 12/9/34 (USD) (1) 10,540,000 10,598
Republic of Nigeria OMO Bill, Series 358D, 20.666%,
8/19/25  17,025,000,000 10,121
Republic of Nigeria OMO Bill, Series 361D, 22.082%,
5/20/25  16,285,000,000 10,293
Total Nigeria (Cost $61,736) 65,259
OMAN 3.2%
Corporate Bonds 0.5%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,513
OmGrid Funding, 5.196%, 5/16/27 (USD)  500,000 498
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 200,000 202
Oryx Funding, 5.80%, 2/3/31 (USD)  13,100,000 13,216
26,429

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.7%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 9,180,000 9,143
Sultanate of Oman, 4.75%, 6/15/26 (USD)  15,780,000 15,717
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,597
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,579
Sultanate of Oman, 6.25%, 1/25/31 (USD)  9,225,000 9,599
Sultanate of Oman, 6.50%, 3/8/47 (USD)  23,270,000 23,619
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,064
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,558
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 14,079
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 6,948
131,903
Total Oman (Cost $156,077) 158,332
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  16,034,000 12,831
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 474
Total Pakistan (Cost $17,108) 13,305
PANAMA 3.2%
Corporate Bonds 0.4%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 1,995,000 1,495
Banco General, VR, 5.25% (USD) (1)(2)(3) 7,325,000 6,496
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,301
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,915,000 2,872
18,164
Government Bonds 2.8%
Republic of Panama, 6.40%, 2/14/35 (USD)  66,765,000 62,806
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 11,187
Republic of Panama, 6.853%, 3/28/54 (USD)  10,890,000 9,553
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,654
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,386
Republic of Panama, 7.875%, 3/1/57 (USD)  9,800,000 9,643
Republic of Panama, 8.00%, 3/1/38 (USD)  38,804,000 40,065
140,294
Total Panama (Cost $165,764) 158,458

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 1.5%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 8,347,000 8,328
8,328
Government Bonds 1.4%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 10,053,000 8,337
Republic of Paraguay, 3.849%, 6/28/33 (USD)  4,400,000 3,889
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,930,000 9,644
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 219
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,795
Republic of Paraguay, 5.40%, 3/30/50 (USD)  27,929,000 24,048
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,850
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 720,000 720
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 3,320,000 3,325
Republic of Paraguay, 6.00%, 2/9/36 (USD)  9,620,000 9,634
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 950
Republic of Paraguay, 8.50%, 3/4/35 (PYG) (1) 7,000,000,000 872
68,283
Total Paraguay (Cost $85,844) 76,611
PERU 2.1%
Corporate Bonds 0.5%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,196
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,428,237 3,465
Petroleos del Peru, 5.625%, 6/19/47 (USD)  25,705,000 16,227
22,888
Government Bonds 1.6%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 15,816
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,594
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,571
Republic of Peru, 5.375%, 2/8/35 (USD)  12,135,000 11,928
Republic of Peru, 5.625%, 11/18/50 (USD)  18,365,000 17,515
Republic of Peru, 7.60%, 8/12/39 (1) 50,300,000 14,151
Republic of Peru, 8.75%, 11/21/33 (USD)  10,112,000 12,297
80,872
Total Peru (Cost $118,040) 103,760

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.6%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,994
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,334
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,029
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,295
42,652
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 24,484
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,444
Republic of Philippines, 6.25%, 1/14/36  622,000,000 10,756
36,684
Total Philippines (Cost $94,073) 79,336
POLAND 2.5%
Government Bonds 2.5%
Republic of Poland, 3.875%, 2/14/33 (EUR)  8,700,000 9,727
Republic of Poland, 4.875%, 2/12/30 (USD)  16,150,000 16,315
Republic of Poland, 5.125%, 9/18/34 (USD)  38,438,000 38,139
Republic of Poland, 5.375%, 2/12/35 (USD)  18,780,000 18,898
Republic of Poland, 5.50%, 4/4/53 (USD)  6,310,000 5,951
Republic of Poland, 5.50%, 3/18/54 (USD)  38,750,000 36,407
Total Poland (Cost $125,974) 125,437
QATAR 1.9%
Corporate Bonds 0.9%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 9,000,000 8,012
QatarEnergy, 2.25%, 7/12/31 (USD) (1) 13,825,000 11,969
QatarEnergy, 2.25%, 7/12/31 (USD)  10,050,000 8,701
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 20,475,000 15,352
44,034
Government Bonds 1.0%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,157
State of Qatar, 4.40%, 4/16/50 (USD)  4,750,000 4,082
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 37,195
51,434
Total Qatar (Cost $125,382) 95,468

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.2%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 17,577,000 19,955
19,955
Government Bonds 0.8%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,226
Republic of Romania, 4.00%, 2/14/51 (USD)  9,500,000 5,840
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 18,380
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,428
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 8,575
41,449
Total Romania (Cost $65,813) 61,404
SAUDI ARABIA 2.7%
Corporate Bonds 0.7%
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 19,994
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,750,000 9,883
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,730
34,607
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,671
Kingdom of Saudi Arabia, 3.25%, 10/26/26 (USD)  500,000 492
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (1) 465,000 289
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,334
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1) 585,000 459
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 13,740,000 13,745
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,229
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 13,209
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 3,140,000 2,916
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  16,400,000 15,697
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  39,850,000 34,774
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,177
98,992
Total Saudi Arabia (Cost $147,911) 133,599
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 830,000 621
Republic of Senegal, 6.25%, 5/23/33 (USD)  12,326,000 9,224

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Senegal, Series 7Y, 7.75%, 6/10/31 (USD)  18,055,000 15,364
Total Senegal (Cost $27,659) 25,209
SERBIA 1.8%
Government Bonds 1.8%
Republic of Serbia, 2.125%, 12/1/30 (USD)  43,275,000 35,746
Republic of Serbia, 6.00%, 6/12/34 (USD) (1) 13,350,000 13,258
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 20,010,000 20,476
Republic of Serbia, 6.50%, 9/26/33 (USD)  18,815,000 19,401
Total Serbia (Cost $91,187) 88,881
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 2.375%, 12/1/25 (USD)  5,115,000 7,506
Total Singapore (Cost $7,430) 7,506
SLOVENIA 0.3%
Corporate Bonds 0.3%
OTP Banka, VR, 7.375%, 6/29/26 (3) 15,800,000 17,264
Total Slovenia (Cost $17,388) 17,264
SOUTH AFRICA 3.3%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,673
5,673
Government Bonds 3.2%
Republic of South Africa, 5.65%, 9/27/47 (USD)  21,590,000 15,980
Republic of South Africa, 5.875%, 4/20/32 (USD)  8,290,000 7,891
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,611
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 7,950,000 7,716
Republic of South Africa, 7.10%, 11/19/36 (USD)  85,074,000 82,568
Republic of South Africa, 7.30%, 4/20/52 (USD)  10,185,000 9,014
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 19,055,000 17,952
Republic of South Africa, Series 2035, 8.875%, 2/28/35  186,540,000 9,110
158,842
Total South Africa (Cost $170,937) 164,515

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.4%
Corporate Bonds 0.3%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 12,123
POSCO, 5.75%, 1/17/28 (USD) (1) 2,340,000 2,402
14,525
Government Bonds 0.1%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  4,190,000 4,269
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  2,310,000 2,368
6,637
Total South Korea (Cost $20,707) 21,162
SRI LANKA 3.1%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (5)(6) 1,449,000 1,317
1,317
Government Bonds 3.1%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 22,826,346 21,514
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 18,152,073 16,132
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 35,604,981 28,128
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 50,258,964 34,302
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  13,465,000 9,190
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 16,685,398 13,077
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 39,324,818 31,116
153,459
Total Sri Lanka (Cost $149,559) 154,776
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,069
Total Supranational (Cost $13,101) 13,069
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(7) 29,693,410 28,357
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 18,316,000 19,433
Total Suriname (Cost $31,100) 47,790

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.3%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,182
3,182
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,679
13,679
Total Tanzania (Cost $16,839) 16,861
THAILAND 0.5%
Corporate Bonds 0.5%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 18,870,000 16,665
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,790,000 10,522
Total Thailand (Cost $28,810) 27,187
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 10,270,000 10,074
Total Trinidad and Tobago (Cost $10,270) 10,074
TÜRKIYE 2.8%
Government Bonds 2.8%
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 25,198
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  13,300,000 13,420
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 12,908
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,408
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  901,965,000 22,417
Republic of Turkiye, Series 30Y, 4.875%, 4/16/43 (USD)  7,635,000 5,333
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  15,720,000 12,902
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,909
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 11,619
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 24,203
Total Türkiye (Cost $140,214) 138,317
UKRAINE 1.0%
Corporate Bonds 0.0%
MHP, 6.25%, 9/19/29 (USD)  2,538,000 2,163
2,163

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.0%
Government of Ukraine, STEP, 0.00%, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 1.75%, 2/1/29 (USD) (1) 13,101,932 8,527
Government of Ukraine, STEP, 1.75%, 2/1/34 (USD) (1) 7,361,753 3,941
Government of Ukraine, STEP, 1.75%, 2/1/35 (USD) (1) 7,136,234 3,753
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD) (1) 57,075,158 29,820
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD)  5,205,000 2,719
48,760
Total Ukraine (Cost $49,231) 50,923
UNITED ARAB EMIRATES 1.0%
Corporate Bonds 1.0%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 29,295
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 14,703
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 4,985
48,983
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,560,000 1,863
1,863
Total United Arab Emirates (Cost $50,674) 50,846
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (4)(5)(8) 4,463,430 14
Total United Kingdom (Cost $–) 14
UNITED STATES 0.3%
Corporate Bonds 0.3%
Hyundai Capital America, 5.60%, 3/30/28 (1) 14,535,000 14,797
Total United States (Cost $14,642) 14,797
URUGUAY 0.9%
Government Bonds 0.9%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,081
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 27,942
Total Uruguay (Cost $45,889) 45,023

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.2%
Corporate Bonds 0.2%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (1) 9,555,000 9,538
9,538
Government Bonds 0.0%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 569
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (1) 1,000,000 992
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,045
2,606
Total Uzbekistan (Cost $12,106) 12,144
VENEZUELA 1.8%
Government Bonds 1.8%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (5)(6) 9,185,000 1,277
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (5)(6) 12,471,000 12,346
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (5)(6) 339,540,000 51,780
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (5)(6) 985,000 153
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (5)(6) 43,593,000 6,975
Republic of Venezuela, 6.00%, 12/9/20 (USD) (5)(6) 1,070,000 166
Republic of Venezuela, 7.75%, 10/13/19 (USD) (5)(6) 61,570,000 10,274
Republic of Venezuela, 9.25%, 9/15/27 (USD) (5)(6) 10,000,000 2,100
Republic of Venezuela, 11.75%, 10/21/26 (USD) (5)(6) 14,600,000 3,088
Republic of Venezuela, 11.95%, 8/5/31 (USD) (5)(6) 800,000 164
Republic of Venezuela, 12.75%, 8/23/22 (USD) (5)(6) 8,850,000 1,792
Total Venezuela (Cost $215,131) 90,115
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR
+ 0.813%, 5.438%, 3/13/28 (USD)  4,750,000 4,544
Total Vietnam (Cost $4,565) 4,544
ZAMBIA 0.8%
Government Bonds 0.8%
Republic of Zambia, 0.50%, 12/31/53 (USD)  62,239,889 38,090
Republic of Zambia, 13.00%, 9/20/31  8,450,000 233
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  2,924,248 2,560
Total Zambia (Cost $40,574) 40,883

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.39% (9)(10) 41,502,661 41,503
Total Short-Term Investments (Cost $41,503) 41,503
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
USD / ZAR,
Put, 4/24/25 @
ZAR17.75 (5) 1 190,217 366
Standard Chartered
USD / ZAR,
Put, 4/28/25 @
ZAR17.75 (5) 1 190,218 447
Total Options Purchased (Cost $1,118) 813
Total Investments in Securities  99.2%
(Cost $5,218,553) $ 4,946,098
Other Assets Less Liabilities 0.8% 39,913
Net Assets 100.0% $ 4,986,011
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,323,307 and represents 26.5% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,145 and represents 0.2% of net assets.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
BRL Brazilian Re al
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PYG Paraguay Guarani
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Montenegro (0.0)%
Citibank, Protection Sold (Relevant
Credit: Republic of Montenegro, Ba3*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 5,870 (5) (3) (2)
Total Montenegro (3) (2)
Total Bilateral Credit Default Swaps, Protection
Sold (3) (2)
Total Bilateral Swaps (3) (2)
*
Credit ratings as of March 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
–

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/11/25 USD 9,934 IDR 161,972,838 $ 180
Bank of America 6/6/25 USD 15,487 COP 64,640,101 171
Bank of America 6/9/25 USD 47,487 MYR 210,372 (89)
BNP Paribas 4/11/25 USD 6,685 TWD 219,675 67
BNP Paribas 5/23/25 EUR 12,270 USD 12,947 359
Citibank 4/17/25 USD 7,500 ZAR 143,470 (314)
Citibank 5/23/25 USD 26,063 EUR 24,129 (104)
Citibank 9/11/25 EGP 680,710 USD 12,594 (95)
Citibank 12/11/25 EGP 703,803 USD 12,581 (126)
Deutsche Bank 4/11/25 USD 3,343 TWD 109,841 34
Deutsche Bank 6/3/25 BRL 59,288 USD 10,186 67
Deutsche Bank 6/5/25 PHP 308,152 USD 5,378 (5)
Goldman Sachs 4/11/25 USD 19,925 IDR 323,945,747 416
HSBC Bank 4/11/25 IDR 297,308,186 USD 18,131 (226)
HSBC Bank 4/16/25 MXN 408,657 USD 20,124 (198)
HSBC Bank 4/16/25 USD 13,977 MXN 289,444 (136)
HSBC Bank 6/3/25 BRL 24,292 USD 4,188 13
HSBC Bank 6/5/25 USD 12,572 PHP 730,986 (174)
JPMorgan Chase 4/11/25 IDR 230,768,872 USD 14,120 (223)
JPMorgan Chase 6/5/25 USD 3,497 PHP 202,065 (27)
Morgan Stanley 5/23/25 EUR 2,099 USD 2,274 3
RBC Dominion
Securities 4/11/25 USD 3,024 PEN 11,446 (90)
RBC Dominion
Securities 6/6/25 USD 8,061 COP 33,299,446 171
Societe Generale 6/3/25 USD 4,445 BRL 25,824 (21)
Standard Chartered 5/23/25 USD 159,353 EUR 151,512 (4,956)
UBS Investment Bank 4/11/25 IDR 370,873,092 USD 22,492 (158)
UBS Investment Bank 4/11/25 TWD 329,516 USD 10,073 (147)
UBS Investment Bank 4/11/25 USD 25,416 IDR 413,031,565 542
UBS Investment Bank 4/16/25 MXN 406,050 USD 19,375 423
UBS Investment Bank 5/9/25 USD 9,707 CLP 9,608,263 (410)
UBS Investment Bank 6/13/25 USD 8,345 CNH 60,142 26
Wells Fargo 4/11/25 USD 11,392 PEN 42,963 (299)
Wells Fargo 4/16/25 USD 23,988 MXN 506,038 (685)
Wells Fargo 6/3/25 USD 19,586 BRL 114,132 (151)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6,162)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 418 Euro BUND contracts 6/25 (58,229) $ 989
Short, 2,032 U.S. Treasury Notes ten year
contracts 6/25 (225,997) (533)
Long, 1,663 Ultra U.S. Treasury Bonds contracts 6/25 203,302 1,149
Net payments (receipts) of variation margin to date (898)
Variation margin receivable (payable) on open futures contracts $ 707

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 1,325+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 163,922  ¤  ¤ $ 41,503^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,325 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,503.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Emerging Markets Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Emerging Markets Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,895,637 $ — $ 4,895,637
Common Stocks — — 14 14
Private Investment Company
2
— — — 8,131
Short-Term Investments 41,503 — — 41,503
Options Purchased — 813 — 813
Total Securities 41,503 4,896,450 14 4,946,098
Forward Currency Exchange
Contracts — 2,472 — 2,472
Futures Contracts* 2,138 — — 2,138
Total $ 43,641 $ 4,898,922 $ 14 $ 4,950,708
Liabilities
Swaps $ — $ 5 $ — $ 5
Forward Currency Exchange
Contracts — 8,634 — 8,634
Futures Contracts* 533 — — 533
Total $ 533 $ 8,639 $ — $ 9,172
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F110-054Q1 03/25
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equi valent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.